Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended
	Jan. 31, 2023 CAD ($) shares $ / shares	Jan. 25, 2023 CAD ($) shares	Dec. 16, 2022 CAD ($) shares	Jan. 25, 2023 CAD ($) shares	Jan. 31, 2023 CAD ($) shares $ / shares	Oct. 31, 2022 shares	Jan. 31, 2022 CAD ($) shares	Dec. 01, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Common stock conversion price | $ / shares	$ 5				$ 5
Proceeds from issue of preference shares | $					$ 648		$ 0
Radicle [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable								1,162,711
Equity interests of acquirer | $								$ 153
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares	709,664,228				709,664,228	677,106,878
Stock options issued, convertible shares					7,003,776	5,976,870
Number of share options exercisable in share-based payment arrangement	3,264,505				3,264,505	2,648,426
Ordinary Shares [member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		6,323,777	8,431,700	6,323,777
Issue of equity | $		$ 750	$ 1,000
Ordinary Shares [member] | Public And Private Offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued		28,331,227		28,331,227
Issue of equity | $				$ 3,360
Ordinary Shares [member] | Public offerings [member]
Disclosure of classes of share capital [line items]
Number of shares issued			13,575,750
Issue of equity | $			$ 1,610
Ordinary Shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares					294,326		282,072
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Number of shares	650,000				650,000
Number of shares issued	650,000				650,000
Proceeds from issue of preference shares | $	$ 650				$ 650
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	81,920				81,920	174,689
Shareholder Dividend Reinvestment And Share Purchase Plan [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares					2,676,317		0